                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scott Fine and Peter Richards
Address: 1 Gorham Island -- Suite 201
         Westport, CT 06880

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Sholet
Title: Client Service Rep.
Phone: 212-251-3126

Signature, Place, and Date of Signing:


-------------------------------         --------------------     -------------
         [Signature]                       [City, State]             [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name /s/



028-
--------------------------            -------------------------------
[Repeat as necessary.]


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                            Form 13F SUMMARY PAGE


Number of Other Included Managers: 0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total (thousands): $

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                               NONE


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
                ITEM 1         ITEM 2    ITEM 3        ITEM 4       ITEM 5          ITEM 6          ITEM 7          ITEM 8

            NAME OF ISSUER    TITLE OF  CUSIP #     FAIR MARKET    SHARES OF     INVEST. DISC.      MANA-    VOTING AUTHORITY
                                CLASS                  VALUE       PRINCIPAL                        GERS
                                                                    AMOUNT    SOLE  SHARED  OTHER            SOLE    SHARED   NONE
                                                                               (A)    (B)    (C)             (A)       (B)     (C)

NET INC                      OTC EQ    009003092       200000        2000 N   X                     FINE        2000    0       0

AMAZON COM INC               OTC EQ    023135106      1991250      125000 N   X                     FINE      125000    0       0

EGLOBE INC                   OTC EQ    282339209         1028       58743 N   X                     FINE       58743    0       0

ELECTRONIC ARTS INC          OTC EQ    285512109      3436516       52100 N   X                     FINE       52100    0       0

EXCELON CORPORATION          OTC EQ    300691201      2070207     7962333 N   X                     FINE     7962333    0       0

GLOBESPAN VIRATA INC         OTC EQ    37957V106        83832       35522 N   X                     FINE       35522    0       0

INDUS INTERNATIONAL INC      OTC EQ    45578L100      2862268     1475396 N   X                     FINE     1475396    0       0

INTUIT INC                   OTC EQ    461202103      3460280       76000 N   X                     FINE       76000    0       0

MERCATOR SOFTWARE INC        OTC EQ    587587106      3205660     2465892 N   X                     FINE     2465892    0       0

NETWORK EQUIPMENT TECHNOLO   COMMON    641208103      3092625      824700 N   X                     FINE      824700    0       0

NEXTEL COMMUNICATIONS INC-   OTC EQ    65332V103      1132500      150000 N   X                     FINE      150000    0       0

ST SYSTEM CORP               OTC EQ    784915100       187629      367900 N   X                     FINE      367900    0       0

USA NETWORKS INC             OTC EQ    902984202       245594        6463 N   X                     FINE        6463    0       0

                   PAGE COLUMN TOTALS:               21969389

                   AGGREGATE COLUMN TOTALS:          21969389